Note 10 - Commitments and Contingencies - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating	$ 250,320	$ 352,262	$ 314,970
Total ROU assets		352,262	314,970
Operating	148,839	146,280	88,009
Operating	105,919	203,369	229,848
Total lease liabilities	$ 254,758	$ 349,649	$ 317,857